Cash and cash equivalents and borrowings and other borrowings borrowings (Details) € in Millions, zł in Millions, $ in Millions	Dec. 31, 2031 EUR (€)	Dec. 31, 2031 PLN (zł)	Dec. 31, 2030 EUR (€)	Dec. 31, 2030 PLN (zł)	Dec. 31, 2030 CLP ($)	Dec. 31, 2029 EUR (€)	Dec. 31, 2029 PLN (zł)	Dec. 31, 2029 CLP ($)	Dec. 31, 2028 EUR (€)	Dec. 31, 2028 PLN (zł)	Dec. 31, 2028 CLP ($)	Dec. 31, 2027 EUR (€)	Dec. 31, 2027 PLN (zł)	Dec. 31, 2027 CLP ($)	Dec. 31, 2026 EUR (€)	Dec. 31, 2026 PLN (zł)	Dec. 31, 2026 CLP ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 PLN (zł)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 PLN (zł)	Dec. 31, 2024 CLP ($)
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		€ 400
Exinfrastructure project [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,810			€ 2,889
Notional amount																		2,813			2,865
Exinfrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															€ 839			1,001
Exinfrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												€ 60			789
Exinfrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									€ 500			72
Exinfrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						€ 1			502
Exinfrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			€ 1,000			1
Exinfrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	€ 413		500
Exinfrastructure project [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,871			2,866
Exinfrastructure project [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,810			2,889
Exinfrastructure project [Member] | Corporate debt [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		2,790			2,839
Credit limit																		3,690			3,377
Credit utilized																		2,790			2,839
Credit drawable																		900			538
Consolidated debt																		2,763			2,852
Exinfrastructure project [Member] | Corporate debt [Member] | Construction division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		149			131
Credit utilized																		41			17
Credit drawable																		108			114
Consolidated debt																		42			14
Exinfrastructure project [Member] | Corporate debt [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		1			0
Credit utilized																		1			0
Credit drawable																		0			0
Consolidated debt																		1			0
Exinfrastructure project [Member] | Corporate debt [Member] | Airports division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		3			0
Credit utilized																		3			0
Credit drawable																		0			0
Consolidated debt																		3			14
Exinfrastructure project [Member] | Corporate debt [Member] | Other division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		1			8
Credit utilized																		1			8
Credit drawable																		0			0
Consolidated debt																		1			8
Exinfrastructure project [Member] | Corporate debt [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															830			999
Exinfrastructure project [Member] | Corporate debt [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												60			780
Exinfrastructure project [Member] | Corporate debt [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									500			60
Exinfrastructure project [Member] | Corporate debt [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0			500
Exinfrastructure project [Member] | Corporate debt [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			1,000			0
Exinfrastructure project [Member] | Corporate debt [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	400		500
Exinfrastructure project [Member] | Corporate debt [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,824			2,830
Exinfrastructure project [Member] | Corporate debt [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,763			2,852
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		2,790			2,839
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															830			999
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												60			780
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									500			60
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0			500
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			1,000			0
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	400		500
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,824			2,830
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		2,763			2,852
Exinfrastructure project [Member] | Other borrowings [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		23			26
Credit limit																		154			140
Credit utilized																		46			26
Credit drawable																		108			114
Consolidated debt																		47			36
Exinfrastructure project [Member] | Other borrowings [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															9			2
Exinfrastructure project [Member] | Other borrowings [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												0			9
Exinfrastructure project [Member] | Other borrowings [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									0			12
Exinfrastructure project [Member] | Other borrowings [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						1			2
Exinfrastructure project [Member] | Other borrowings [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			0			1
Exinfrastructure project [Member] | Other borrowings [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	13		0
Exinfrastructure project [Member] | Other borrowings [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		47			36
Exinfrastructure project [Member] | Other borrowings [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		47			36
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		1			1
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															0			0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												0			0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									0			0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0			1
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			0			0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0		0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		10			7
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		10			7
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł																			zł 22			zł 5
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł																zł 9			2
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł													zł 0			zł 1
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł										zł 0			zł 1
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł							zł 0			zł 0
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł				zł 0			zł 1
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | zł		zł 12		zł 0
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies | zł																			23			5
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies | zł																			zł 23			zł 5
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $																							$ 8
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $																				$ 0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $																	$ 0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $														$ 7
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $											$ 1
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $								$ 0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount | $					$ 0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies | $																							7
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies | $																							$ 7
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		0			12
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															0			0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												0			8
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									0			4
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0			0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			0			0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0		0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		14			17
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies																		14			17
Infrastructure project [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount																		7,755			8,554
Credit limit																		7,781			8,567
Credit utilized																		7,755			8,554
Credit drawable																		26			13
Infrastructure project [Member] | Construction division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		97			103
Credit utilized																		97			102
Credit drawable																		0			0
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		341			220
Credit utilized																		315			216
Credit drawable																		26			4
Infrastructure project [Member] | Airports division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		82			105
Credit utilized																		82			105
Credit drawable																		0			0
Infrastructure project [Member] | Other division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit																		43			49
Credit utilized																		43			49
Credit drawable																		0			€ 0
Infrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount															366			€ 121
Infrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount												106			€ 241
Infrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount									265			€ 156
Infrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						180			€ 366
Infrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			124			€ 275
Infrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	€ 6,715		€ 7,394